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Janus Henderson Global Allocation Fund – Growth
Ticker:	JGCAX	Class A Shares	JGCSX	Class S Shares	JSPGX	Class T Shares
	JGCCX	Class C Shares	JGCIX	Class I Shares
Summary Prospectus dated October 28, 2022
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.

Investment Objective
Janus Henderson Global Allocation Fund – Growth seeks total return through a primary emphasis on growth of capital with a secondary emphasis on income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 61 of the Fund’s Prospectus and in the “Purchases” section on page 65 of the Fund’s Statement of Additional Information. In addition, please see Appendix B – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class T
Management Fees	0.05%	0.05%	0.05%	0.05%	0.05%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None
Other Expenses	0.15%	0.15%	0.32%	0.16%	0.31%
Acquired Fund(1) Fees and Expenses	0.72%	0.72%	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses	1.17%	1.92%	1.34%	0.93%	1.08%

(1)
“Acquired Fund” refers to any underlying fund in which the Fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Fund incurs as a result of investing in shares of an underlying fund. The Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Class C Shares automatically convert to Class A Shares after eight years. The Example for Class C Shares for the ten-year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 687	$ 925	$ 1,182	$ 1,914
Class C Shares	$ 295	$ 603	$ 1,037	$ 2,048
Class S Shares	$ 136	$ 425	$ 734	$ 1,613
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If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class I Shares	$ 95	$ 296	$ 515	$ 1,143
Class T Shares	$ 110	$ 343	$ 595	$ 1,317

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 687	$ 925	$ 1,182	$ 1,914
Class C Shares	$ 195	$ 603	$ 1,037	$ 2,048
Class S Shares	$ 136	$ 425	$ 734	$ 1,613
Class I Shares	$ 95	$ 296	$ 515	$ 1,143
Class T Shares	$ 110	$ 343	$ 595	$ 1,317

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategies
The Fund seeks to achieve its investment objective by investing in other Janus Henderson mutual funds and exchange-traded funds (“ETFs”) (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries. As a result, the Fund normally will have approximately 40% to 65% of its net assets allocated to non-U.S. investments. A security is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the company’s revenues are derived from outside of the United States; or (iii) a majority of the company’s assets are located outside of the United States. The Fund may also have significant exposure to emerging markets.
The Fund invests in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure to equity investments, fixed-income securities, money market instruments, and, if available, alternative investments. The underlying equity funds may invest across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth and value. The underlying fixed-income funds encompass a wide range of fixed-income sectors, including corporate bonds, government securities, mortgage- and asset-backed securities, bank loans, and commercial paper. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”
The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and, to the extent available, alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and rebalances the Fund’s investments in the underlying funds as needed. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations.
The Fund will normally allocate 70%-85% of its investments to underlying funds that provide varying exposure to common stocks of U.S.-based companies and international companies of varying market capitalizations (including those with exposure to emerging markets) and 10%-25% of its investments to underlying funds that provide varying exposure to fixed-income and money market instruments with varying maturities and duration, credit exposure and regional exposure. The Fund will normally allocate, to the extent alternative investment strategies are available, 0%-20% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies.
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When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment policies. As a result, the Fund may not achieve its investment objective.
Refer to Appendix A of the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.

Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking growth of capital and, to a lesser extent, income. Investments in a portfolio with common stock and alternative investment exposure tend to be more volatile than many other investment choices. The principal risks associated with investing in the Fund and the underlying funds are set forth below.
Main Fund-Level Risks
Affiliated Underlying Fund Risk. The Adviser has the authority to select and substitute the underlying funds in which the Fund primarily invests. The fees paid to the Adviser by some underlying funds are generally higher than the fees paid by the Fund or other underlying funds, which may create a conflict of interest when selecting underlying funds and share classes for investment. The Adviser, however, is a fiduciary to the Fund and is legally obligated to act in its best interest when selecting underlying funds, without taking fees into consideration.
Underlying ETF Risk. Underlying funds that are ETFs (“underlying ETFs”) are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an underlying ETF trades at a premium or discount to its net asset value. Underlying ETFs also involve the risk that an active trading market for an underlying ETF’s shares may not develop or be maintained. Similarly, because the value of underlying ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an underlying ETF at the most optimal time, which could adversely affect the Fund’s performance. Trading of an underlying ETF’s shares may be halted by the activation of individual or market-wide “circuit breakers” (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an underlying ETF’s shares may also be halted if (i) the shares are delisted from an exchange without first being listed on another exchange or (ii) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.
Allocation Risk. The Fund’s ability to achieve its investment objective depends largely upon the portfolio manager’s allocation of assets among the underlying funds and other securities, using the optimization process (a process that utilizes quantitative analysis of a number of factors, such as historical risk, performance, fund classifications, and the relationship among underlying funds) and the judgment of the portfolio manager. You could lose money on your investment in the Fund as a result of these allocations. The Fund will typically invest in a number of different underlying funds; however, to the extent that the Fund invests a significant portion of its assets in a single underlying fund, it will be more sensitive to the risks associated with that fund and any investments in which that fund focuses.
Indirect Risks Through Investing in the Underlying Funds
The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their respective investment objectives. Similarly, the Fund’s investment performance is directly related to the investment performance of the underlying funds it holds. The Fund is subject to the risk factors associated with the investments of the underlying funds, and will be affected by such risks in direct proportion to the allocation of its assets among the underlying funds. Therefore, to the extent that the Fund invests significantly in a particular underlying fund, the Fund’s performance would be significantly impacted by the performance of such underlying fund. What follows are the main risks associated with the underlying funds, which, in turn, may be considered to be principal risks of the Fund. These risks are subject to change based on the allocation of the Fund’s assets among the underlying funds.
Market Risk. The value of an underlying fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, an underlying fund’s net asset value may fluctuate and it may be more difficult to value or sell an underlying fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics, including
3 | Janus Henderson Global Allocation Fund – Growth

COVID-1 9) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Growth Securities Risk. Certain underlying funds invest in companies that a portfolio manager believes have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the underlying fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
Emerging Markets Risk. Emerging market securities involve a number of risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies. Information about emerging market companies, including financial information, may be less available or reliable and the Adviser’s ability to conduct due diligence with respect to such companies may be limited. Accordingly, these investments may be potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the taxation systems at the federal, regional, and local levels in developing or emerging market countries may be less transparent, inconsistently enforced, and subject to change. Emerging markets may be subject to a higher degree of corruption and fraud than developed markets and financial institutions and transaction counterparties may have less financial sophistication, creditworthiness, and/or resources than participants in developed markets. In addition, an underlying fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of an underlying fund’s investments. To the extent that an underlying fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.
Fixed-Income Securities Risk. Fixed-income securities are generally subject to the following risks.
•
Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
•
Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.
•
Prepayment risk is the risk that, during periods of falling interest rates, certain debt obligations may be paid off quicker than originally anticipated, which may cause an underlying fund to reinvest its assets in securities with lower yields, resulting in a decline in an underlying fund’s income or return potential.
•
Extension risk is the risk that, during periods of rising interest rates, certain debt obligations may be paid off substantially slower than originally anticipated, and as a result, the value of those obligations may fall.
•
Valuation risk is the risk that one or more of the fixed-income securities in which an underlying fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Valuation may also be affected by changes in the issuer’s financial strength, the market’s perception of such strength, or in the credit rating of the issuer or the security.
•
Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that an underlying fund’s portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on an underlying fund’s performance. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced).
Sovereign Debt Risk. An underlying fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of certain emerging market countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt
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obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the underlying fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent an underlying fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Foreign Exposure Risk. Certain underlying funds may have significant exposure to foreign markets, including emerging markets, as a result of their investments in foreign securities, which can be more volatile than the U.S. market. As a result, an underlying fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for an underlying fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where an underlying fund has invested a significant amount of its assets may have a greater effect on an underlying fund’s performance than it would in a more geographically diversified portfolio. An underlying fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The value of mortgage- and asset-backed securities will be influenced by factors affecting the real estate market and the assets underlying these securities. Investments in mortgage-and asset-backed securities may be subject to credit risk, valuation risk, liquidity risk, extension risk, and prepayment risk. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn.
Portfolio Management Risk. The underlying funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies employed for the underlying funds may fail to produce the intended results. As a result, the Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.
Investment Process Risk. The portfolio manager of Janus Henderson Adaptive Global Allocation Fund, an underlying fund, uses certain proprietary models, including a proprietary options implied information model, to implement Janus Henderson Adaptive Global Allocation Fund’s investment strategy. These models may not be successful in identifying how the underlying fund’s allocations and underlying security exposures should be adjusted in order to reduce the risk of loss while participating in the upside growth of capital markets. As a result, there is a risk that the underlying fund may underperform its benchmark if these models do not correctly identify indicators of risk and reward between asset classes, sectors, and regions.
REIT Risk. Real estate investment trusts (“REITs”) are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended, or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including an underlying fund.
Alternative Investments Allocation Risk. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying funds also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks.
Derivatives Risk. Certain underlying funds may invest in derivatives. Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially
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greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives entail the risk that the counterparty will default on its payment obligations.
Commodity-Linked Investments Risk. Certain underlying funds may invest in derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked instruments may therefore be affected by changes in overall market movements, volatility of a commodity index, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009.
•
The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
•
The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
•
The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for the periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, and Class I Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. Performance information for each underlying fund is available in its prospectus and/or the most recent annual or semiannual report. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more supplemental indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
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Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter:	2nd Quarter 2020	15.73%	Worst Quarter:	1st Quarter 2020	– 19.41%

The Fund’s year-to-date return as of the calendar quarter ended September 30, 2022 was – 25.09%.
Average Annual Total Returns (periods ended 12/31/21)
	1 Year	5 Years	10 Years	Since Inception (12/30/05)
Class T Shares
Return Before Taxes	10.30%	10.66%	9.04%	7.23%
Return After Taxes on Distributions	6.00%	8.59%	7.42%	5.99%
Return After Taxes on Distributions and Sale of Fund Shares(1)	8.21%	8.11%	7.01%	5.67%
MSCI All Country World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	18.54%	14.40%	11.85%	7.87%
Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	13.58%	12.28%	9.90%	7.18%
Class A Shares
Return Before Taxes(2)	3.85%	9.26%	8.29%	6.70%
MSCI All Country World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	18.54%	14.40%	11.85%	7.87%
Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	13.58%	12.28%	9.90%	7.18%
Class C Shares
Return Before Taxes(3)	8.45%	9.76%	8.17%	6.34%
MSCI All Country World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	18.54%	14.40%	11.85%	7.87%
Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	13.58%	12.28%	9.90%	7.18%
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Average Annual Total Returns (periods ended 12/31/21)
	1 Year	5 Years	10 Years	Since Inception (12/30/05)
Class S Shares
Return Before Taxes	9.99%	10.35%	8.75%	6.90%
MSCI All Country World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	18.54%	14.40%	11.85%	7.87%
Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	13.58%	12.28%	9.90%	7.18%
Class I Shares
Return Before Taxes	10.46%	10.82%	9.19%	7.35%
MSCI All Country World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	18.54%	14.40%	11.85%	7.87%
Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	13.58%	12.28%	9.90%	7.18%

(1)
If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)
Calculated assuming maximum permitted sales loads.
(3)
The one year return is calculated to include the contingent deferred sales charge.
The Fund’s primary benchmark index is the MSCI All Country World Index. The Fund also compares its performance to the Global Growth Allocation Index. The indices are described below.
•
The MSCI All Country World Index is designed to measure equity market performance in global developed and emerging markets.
•
The Global Growth Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (80%) and the Bloomberg Global Aggregate Bond Index (20%).
After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
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Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Manager:  Ashwin Alankar, Ph.D., is Executive Vice President and Portfolio Manager of the Fund, which he has managed or co-managed since September 2014.

Purchase and sale of Fund shares
Minimum Investment Requirements
Class A Shares, Class C Shares*, Class S Shares, and Class T Shares
Non-retirement accounts	$2,500**
Certain tax-deferred accounts or UGMA/UTMA accounts	$500
Class I Shares
Institutional investors (investing directly with the Fund)	$1,000,000
Through an intermediary institution
• non-retirement accounts	$2,500†
• certain tax-deferred accounts or UGMA/UTMA accounts	$500†

†
Exceptions to these minimums may apply for certain tax-advantaged, tax-qualified and retirement plans, including health savings accounts, accounts held through certain wrap programs, and certain retail brokerage accounts.
*
The maximum purchase in Class C Shares is $500,000 for any single purchase.
**
Class A, Class C, Class S, and Class T shares held through certain supermarket and/or self-directed brokerage accounts, or through wrap programs, may not be subject to these minimums. Please contact your financial intermediary for more information.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors who established Class I Shares accounts before August 4, 2017. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its distributor (or its affiliates) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. There is some regulatory uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Class I Shares where a financial intermediary has imposed its own sales charges or transaction fees. As a result, based on future regulatory developments, such payments may be terminated, or the Fund may prohibit financial intermediaries from imposing such sales charges or transaction fees in connection with Class I Shares. Ask your salesperson or visit your financial intermediary’s website for more information.
9 | Janus Henderson Global Allocation Fund – Growth

[JANUS HENDERSON LOGO]
Janus Henderson Global Allocation Fund – Growth
Ticker:	JNSGX	Class D Shares
Summary Prospectus dated October 28, 2022
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/reports. You can also get this information at no cost by calling a Janus Henderson representative at 1-800-525-3713 or by sending an email request to prospectusorder@janushenderson.com.

Investment Objective
Janus Henderson Global Allocation Fund – Growth seeks total return through a primary emphasis on growth of capital with a secondary emphasis on income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.05%
Other Expenses	0.21%
Acquired Fund(1) Fees and Expenses	0.72%
Total Annual Fund Operating Expenses	0.98%

(1)
“Acquired Fund” refers to any underlying fund in which the Fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Fund incurs as a result of investing in shares of an underlying fund. The Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 100	$ 312	$ 542	$ 1,201

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategies
The Fund seeks to achieve its investment objective by investing in other Janus Henderson mutual funds and exchange-traded funds (“ETFs”) (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries. As a result, the Fund normally will have approximately 40% to 65% of its net assets allocated to non-U.S. investments. A security is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the company’s revenues are derived from outside of the United States; or (iii) a majority of the company’s assets are located outside of the United States. The Fund may also have significant exposure to emerging markets.
The Fund invests in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure to equity investments, fixed-income securities, money market instruments, and, if available,
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alternative investments. The underlying equity funds may invest across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth and value. The underlying fixed-income funds encompass a wide range of fixed-income sectors, including corporate bonds, government securities, mortgage- and asset-backed securities, bank loans, and commercial paper. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”
The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and, to the extent available, alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and rebalances the Fund’s investments in the underlying funds as needed. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations.
The Fund will normally allocate 70%-85% of its investments to underlying funds that provide varying exposure to common stocks of U.S.-based companies and international companies of varying market capitalizations (including those with exposure to emerging markets) and 10%-25% of its investments to underlying funds that provide varying exposure to fixed-income and money market instruments with varying maturities and duration, credit exposure and regional exposure. The Fund will normally allocate, to the extent alternative investment strategies are available, 0%-20% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment policies. As a result, the Fund may not achieve its investment objective.
Refer to Appendix A of the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.

Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking growth of capital and, to a lesser extent, income. Investments in a portfolio with common stock and alternative investment exposure tend to be more volatile than many other investment choices. The principal risks associated with investing in the Fund and the underlying funds are set forth below.
Main Fund-Level Risks
Affiliated Underlying Fund Risk. The Adviser has the authority to select and substitute the underlying funds in which the Fund primarily invests. The fees paid to the Adviser by some underlying funds are generally higher than the fees paid by the Fund or other underlying funds, which may create a conflict of interest when selecting underlying funds and share classes for investment. The Adviser, however, is a fiduciary to the Fund and is legally obligated to act in its best interest when selecting underlying funds, without taking fees into consideration.
Underlying ETF Risk. Underlying funds that are ETFs (“underlying ETFs”) are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an underlying ETF trades at a premium or discount to its net asset value. Underlying ETFs also involve the risk that an active trading market for an underlying ETF’s shares may not develop or be maintained. Similarly, because the value of underlying ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an underlying ETF at the most optimal time, which could adversely affect the Fund’s performance. Trading of an underlying ETF’s shares may be halted by the activation of individual or market-wide “circuit breakers” (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an underlying ETF’s shares may also be halted if (i) the shares are delisted from an exchange without first being listed on another exchange or (ii) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.
2 | Janus Investment Fund

Allocation Risk. The Fund’s ability to achieve its investment objective depends largely upon the portfolio manager’s allocation of assets among the underlying funds and other securities, using the optimization process (a process that utilizes quantitative analysis of a number of factors, such as historical risk, performance, fund classifications, and the relationship among underlying funds) and the judgment of the portfolio manager. You could lose money on your investment in the Fund as a result of these allocations. The Fund will typically invest in a number of different underlying funds; however, to the extent that the Fund invests a significant portion of its assets in a single underlying fund, it will be more sensitive to the risks associated with that fund and any investments in which that fund focuses.
Indirect Risks Through Investing in the Underlying Funds
The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their respective investment objectives. Similarly, the Fund’s investment performance is directly related to the investment performance of the underlying funds it holds. The Fund is subject to the risk factors associated with the investments of the underlying funds, and will be affected by such risks in direct proportion to the allocation of its assets among the underlying funds. Therefore, to the extent that the Fund invests significantly in a particular underlying fund, the Fund’s performance would be significantly impacted by the performance of such underlying fund. What follows are the main risks associated with the underlying funds, which, in turn, may be considered to be principal risks of the Fund. These risks are subject to change based on the allocation of the Fund’s assets among the underlying funds.
Market Risk. The value of an underlying fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, an underlying fund’s net asset value may fluctuate and it may be more difficult to value or sell an underlying fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics, including COVID-19) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Growth Securities Risk. Certain underlying funds invest in companies that a portfolio manager believes have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the underlying fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
Emerging Markets Risk. Emerging market securities involve a number of risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies. Information about emerging market companies, including financial information, may be less available or reliable and the Adviser’s ability to conduct due diligence with respect to such companies may be limited. Accordingly, these investments may be potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the taxation systems at the federal, regional, and local levels in developing or emerging market countries may be less transparent, inconsistently enforced, and subject to change. Emerging markets may be subject to a higher degree of corruption and fraud than developed markets and financial institutions and transaction counterparties may have less financial sophistication, creditworthiness, and/or resources than participants in developed markets. In addition, an underlying fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of an underlying fund’s investments. To the extent that an underlying fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.
Fixed-Income Securities Risk. Fixed-income securities are generally subject to the following risks.
•
Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
3 | Janus Henderson Global Allocation Fund – Growth

•
Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.
•
Prepayment risk is the risk that, during periods of falling interest rates, certain debt obligations may be paid off quicker than originally anticipated, which may cause an underlying fund to reinvest its assets in securities with lower yields, resulting in a decline in an underlying fund’s income or return potential.
•
Extension risk is the risk that, during periods of rising interest rates, certain debt obligations may be paid off substantially slower than originally anticipated, and as a result, the value of those obligations may fall.
•
Valuation risk is the risk that one or more of the fixed-income securities in which an underlying fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Valuation may also be affected by changes in the issuer’s financial strength, the market’s perception of such strength, or in the credit rating of the issuer or the security.
•
Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that an underlying fund’s portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on an underlying fund’s performance. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced).
Sovereign Debt Risk. An underlying fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of certain emerging market countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the underlying fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent an underlying fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Foreign Exposure Risk. Certain underlying funds may have significant exposure to foreign markets, including emerging markets, as a result of their investments in foreign securities, which can be more volatile than the U.S. market. As a result, an underlying fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for an underlying fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where an underlying fund has invested a significant amount of its assets may have a greater effect on an underlying fund’s performance than it would in a more geographically diversified portfolio. An underlying fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The value of mortgage- and asset-backed securities will be influenced by factors affecting the real estate market and the assets underlying these securities. Investments in mortgage-and asset-backed securities may be subject to credit risk, valuation risk, liquidity risk, extension risk, and prepayment risk. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn.
Portfolio Management Risk. The underlying funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies employed for the underlying funds may fail to produce the intended results. As a result, the Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.
4 | Janus Investment Fund

Investment Process Risk. The portfolio manager of Janus Henderson Adaptive Global Allocation Fund, an underlying fund, uses certain proprietary models, including a proprietary options implied information model, to implement Janus Henderson Adaptive Global Allocation Fund’s investment strategy. These models may not be successful in identifying how the underlying fund’s allocations and underlying security exposures should be adjusted in order to reduce the risk of loss while participating in the upside growth of capital markets. As a result, there is a risk that the underlying fund may underperform its benchmark if these models do not correctly identify indicators of risk and reward between asset classes, sectors, and regions.
REIT Risk. Real estate investment trusts (“REITs”) are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended, or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including an underlying fund.
Alternative Investments Allocation Risk. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying funds also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks.
Derivatives Risk. Certain underlying funds may invest in derivatives. Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives entail the risk that the counterparty will default on its payment obligations.
Commodity-Linked Investments Risk. Certain underlying funds may invest in derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked instruments may therefore be affected by changes in overall market movements, volatility of a commodity index, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for the periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. Performance information for each underlying fund is available in its prospectus and/or the most recent annual or semiannual report. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or
5 | Janus Henderson Global Allocation Fund – Growth

more supplemental indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter:	2nd Quarter 2020	15.71%	Worst Quarter:	1st Quarter 2020	– 19.38%

The Fund’s year-to-date return as of the calendar quarter ended September 30, 2022 was – 25.05%.
Average Annual Total Returns (periods ended 12/31/21)
	1 Year	5 Years	10 Years	Since Inception (12/30/05)
Class D Shares
Return Before Taxes	10.38%	10.75%	9.11%	7.28%
Return After Taxes on Distributions	6.04%	8.65%	7.47%	6.03%
Return After Taxes on Distributions and Sale of Fund Shares(1)	8.26%	8.17%	7.06%	5.71%
MSCI All Country World Indexsm (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	18.54%	14.40%	11.85%	7.87%
Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	13.58%	12.28%	9.90%	7.18%

(1)
If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
The Fund’s primary benchmark index is the MSCI All Country World Index. The Fund also compares its performance to the Global Growth Allocation Index. The indices are described below.
•
The MSCI All Country World Index is designed to measure equity market performance in global developed and emerging markets.
•
The Global Growth Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (80%) and the Bloomberg Global Aggregate Bond Index (20%).
After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your
6 | Janus Investment Fund

individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Manager:  Ashwin Alankar, Ph.D., is Executive Vice President and Portfolio Manager of the Fund, which he has managed or co-managed since September 2014.

Purchase and sale of Fund shares

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new regular Fund account with an automatic investment program of $50 per month	$100
To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$100
To add to any existing type of Fund account without an automatic investment program	$50

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janushenderson.com/individual. You may conduct transactions by mail (Janus Henderson, P.O. Box 219109, Kansas City, MO 64121-9109), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
With respect to share classes not offered in this Prospectus, the Fund or its distributor (or its affiliates) pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
7 | Janus Henderson Global Allocation Fund – Growth